Leases (Details 2)	Dec. 31, 2019 CAD ($)
Disclosure Of Leases [Line Items]
Undiscounted lease liabilities	$ 11,399,801
Within 1 year [Member]
Disclosure Of Leases [Line Items]
Undiscounted lease liabilities	1,279,175
1 and greater than 3 years [Member]
Disclosure Of Leases [Line Items]
Undiscounted lease liabilities	2,086,116
3 and greater than 5 years [Member]
Disclosure Of Leases [Line Items]
Undiscounted lease liabilities	810,135
Over 5 years [Member]
Disclosure Of Leases [Line Items]
Undiscounted lease liabilities	$ 7,224,375